Summary of significant accounting policies - Impairment Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Impairment of long-lived assets	$ 1,573	$ 6,636	$ 8,790
Impairment of goodwill	$ 0	1,085	273
MEXICO
Goodwill [Line Items]
Impairment of goodwill		$ 1,085
ECUADOR
Goodwill [Line Items]
Impairment of goodwill			$ 273